Summary of Significant Accounting Policies (Details 2) (Restated, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restated
Increase in deferred tax liabilities, included in long term liabilities	$ 156
Decrease in deferred tax assets, included in other assets	136
Decrease in net parent company investment	$ 292